Trade and Other Payables - Summary of Trade and Other Payables Explanatory (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [Line Items]
Lease liabilities	₩ 4,410,503	₩ 4,621,096	₩ 5,070,133
Current trade and other payables
Trade and other payables [Line Items]
Trade payables	4,780,260	2,606,861
Non trade payables	1,536,976	1,785,068
Accrued expenses	1,174,765	1,197,815
Leasehold deposits received	1,699	2,336
Other deposits received	72,063	83,505
Lease liabilities	583,558	576,665
Dividends payable	4,105	4,271
Trade and other payables Others
Advance received from local governments	0	0
Others	0	0
Others	0	0
Total trade and other payables	8,153,426	6,256,521
Non-current trade and other payables
Trade and other payables [Line Items]
Trade payables	0	0
Non trade payables	2,032,260	2,324,965
Accrued expenses	8,095	2,038
Leasehold deposits received	741	943
Other deposits received	68,050	67,645
Lease liabilities	3,826,945	4,044,431
Dividends payable	0	0
Trade and other payables Others
Advance received from local governments	3,477	4,278
Others	56,930	36,112
Others	60,407	40,390
Total trade and other payables	₩ 5,996,498	₩ 6,480,412